Regulatory Matters Houston Electric Base Rate Case (Details) - USD ($) $ in Millions	Jan. 23, 2020	Apr. 05, 2019	Dec. 31, 2019	Dec. 31, 2018
Public Utilities, General Disclosures [Line Items]
Non-current regulatory assets			$ 2,117	$ 1,967
CenterPoint Energy Houston Electric 2019 Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Revenue increase		$ 194
Rate base		$ 6,400
Debt capital structure		50.00%
Equity capital structure		50.00%
Return on equity		10.40%
Houston Electric Stipulation and Settlement Agreement [Member] | Public Utility Commission of Texas [Member]
Public Utilities, General Disclosures [Line Items]
General mortgage bonds used as collateral			68
Subsequent Event [Member] | Houston Electric Stipulation and Settlement Agreement [Member] | Public Utility Commission of Texas [Member]
Public Utilities, General Disclosures [Line Items]
Revenue increase	$ 13
Debt capital structure	57.50%
Equity capital structure	42.50%
Return on equity	9.40%
Unprotected Excess Deferred Income Tax	$ 105
Rate Case Expense [Member] | Houston Electric Stipulation and Settlement Agreement [Member]
Public Utilities, General Disclosures [Line Items]
Non-current regulatory assets			$ 12